Investment Properties	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about investment property [abstract]
Investment Properties
19.
INVESTMENT PROPERTIES

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Carrying amount
Investment properties	$12,302	$12,420

Investment Properties
NT$
(In Millions)
Cost
Balance on January 1, 2023	$10,780
Additions	54
Reclassification	328
Balance on December 31, 2023	$11,162
Accumulated depreciation and impairment
Balance on January 1, 2023	$(976)
Depreciation expense	(45)
Impairment loss	(336)
Balance on December 31, 2023	$(1,357)
Balance on December 31, 2023, net	$9,805
Cost
Balance on January 1, 2024	$11,162
Additions	4
Reclassification	2,427
Balance on December 31, 2024	$13,593
Accumulated depreciation and impairment
Balance on January 1, 2024	$(1,357)
Depreciation expense	(45)
Reversal of impairment loss	139
Reclassification	(28)
Balance on December 31, 2024	$(1,291)
Balance on December 31, 2024, net	$12,302
Cost
Balance on January 1, 2025	$13,593
Additions	74
Reclassification	76
Balance on December 31, 2025	$13,743
Accumulated depreciation and impairment
Balance on January 1, 2025	$(1,291)
Depreciation expense	(45)
Reversal of impairment loss	28
Reclassification	(15)
Balance on December 31, 2025	$(1,323)
Balance on December 31, 2025, net	$12,420

After the evaluation of land and buildings by comparing the recoverable amount which represented the fair value less costs of disposal with the carrying amount, the Company recognized an impairment loss of $336 million for the year ended December 31, 2023, and reversal of impairment losses of $139 million and $28 million for the years ended December 31, 2024 and 2025, respectively. The impairment loss and the reversal of impairment loss were included in “other income and expenses” in the consolidated statements of comprehensive income.

Depreciation expense is computed using the straight-line method over the following estimated service lives:

Land improvements	15-30 years
Buildings
Main buildings	8-60 years
Other building facilities	10-35 years

The fair values of the Company’s investment properties as of December 31, 2024 and 2025 were determined by Level 3 fair value measurements inputs based on the appraisal reports conducted by independent appraisers. Those appraisal reports are based on the comparison approach, income approach or cost approach. Key assumptions and the fair values were as follows:

December 31
	2024	2025
	NT$	NT$
(In Millions)
Fair value	$41,285	$43,263
Overall capital interest rate	1.47%-5.81%	1.30%-6.11%
Profit margin ratio	12%-20%	12%-20%
Discount rate	0%-10%	0%-10%
Capitalization rate	1.12%-2.13%	0.64%-1.59%

All of the Company’s investment properties are held under freehold interest.

The future aggregate lease collection under operating lease for investment properties is as follows:

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Year 1	$274	$309
Year 2	248	272
Year 3	217	244
Year 4	192	237
Year 5	190	214
Onwards	1,306	1,233
	$2,427	$2,509